Employee and Personnel Costs - Summary of Employee Benefits Expenses by Function (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee Benefits Expenses By Function [Line Items]
Employee benefits expenses by function	$ (220,359)	$ (161,027)	$ (79,702)
Cost of Goods Sold
Employee Benefits Expenses By Function [Line Items]
Employee benefits expenses by function	(51,106)	(35,959)	(23,133)
Research and Development Expenses
Employee Benefits Expenses By Function [Line Items]
Employee benefits expenses by function	(13,739)	(10,336)	(4,145)
Selling, General and Administrative Expenses
Employee Benefits Expenses By Function [Line Items]
Employee benefits expenses by function	$ (155,514)	$ (114,732)	$ (52,424)